Other Commitments and Contingencies	9 Months Ended
Sep. 30, 2025
Commitments and Contingencies Disclosure [Abstract]
Other Commitments and Contingencies	OTHER COMMITMENTS AND CONTINGENCIES
Assets pledged

(in thousands of $)	September 30, 2025	December 31, 2024
Book value of vessel secured against loans (1)	941,795	977,326
(1) This excludes the FLNG Gimi which was derecognized on COD with the concurrent recognition of “Net investment in sales-type lease” (note 5.2), secured against its specific debt facility (note 15).

Other Commitments

•The Board of Directors approved up to $31.6 million of funding for Macaw Energies of which as of September 30, 2025, the outstanding commitment was $1.5 million.
•In connection with the FID for the redeployment of FLNG Hilli under a 20-year agreement with SESA, the Board of Directors approved total expenditures of up to $350.0 million in May 2025 to support the vessel’s preparation and redeployment activities.

•In May 2025, we entered into a FEED study agreement for the potential development of a Mark III FLNG unit. The total commitment is approximately $4.0 million.

•In July 2025, we entered into a FEED study agreement for the potential development of a 3-train Mark I FLNG unit. The total commitment is approximately $7.0 million.

•As of September 30, 2025, we had a remaining funding commitment of $110.0 million related to our 10% equity interest in SESA.